Note 17 - Fair Value Disclosure Measurements (Details) - Assets Measured on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	$ 157,143	$ 194,472
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	25,763	24,960
US Government Agencies Debt Securities [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	25,763	24,960
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	88,614	92,596
US States and Political Subdivisions Debt Securities [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	88,614	92,596
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	38,323	71,102
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	38,323	71,102
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	3,693	5,064
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	3,693	5,064
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	156,393	193,722
Debt Securities [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	156,393	193,722
Equity Securities in Financial Institutions [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	5	5
Equity Securities in Financial Institutions [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	745	745
Equity Securities in Financial Institutions [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	750	750
Fair Value, Inputs, Level 1 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	5	5
Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	$ 157,138	$ 194,467